RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Oct. 25, 2020	Sep. 30, 2020
Accounts payable related parties	$ 135,927	$ 12,551	$ 50,000	$ 0
Bonus CEO [Member]
Accounts payable related parties	100,000	0
Accounts Payable CTO [Member]
Accounts payable related parties	5,927	12,551
Management fees, Chief Executive Officer [Member]
Accounts payable related parties	$ 30,000	$ 0